Commitment and Contingencies - Additional Information (Details) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 22, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 25, 2015
Loss Contingencies [Line Items]
Number Charter Agreements Amended					11
Number Of Charter Agreements		7
Gain/ (Loss) on contract termination		$ 0	$ 0	$ (28,241)
Increase (Decrease) in Contract Receivables, Net				(35,000)
Cash Received Under Charter Agreement				5,000
Allowance for Doubtful Accounts Receivable, Write-offs				16,471
Amount of receivables amortized				$ (6,759)
Minimum
Loss Contingencies [Line Items]
Time Charter Agreement Duration		4 years
Sale of vessel
Loss Contingencies [Line Items]
Sales Discounts Vessels		$ 5,000
Termination of contract
Loss Contingencies [Line Items]
Gain/ (Loss) on contract termination		$ 5,000
Compensatory damages | Sammon v. Ecomomou
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 1,560
Treble punitive damages | Sammon v. Ecomomou
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 4,680
Majorca vessel
Loss Contingencies [Line Items]
Total off-hire days		82 days
Estimated loss		$ 1,828
Marbella vessel
Loss Contingencies [Line Items]
Total off-hire days		33 days
Estimated loss		$ 641